Investment properties (Tables)	12 Months Ended
Jun. 30, 2019
Investment Properties [Abstract]
Schedule of investment properties

	Land – Farms	Buildings and improvements	Opening of area	Total in operation	Construction in progress	2018

Opening balance	300,487	26,369	53,021	379,877	9,922	389,799
Acquisitions	2,231	152	1,390	3,773	20,088	23,861
Acquisitions – corporate reorganization	113,158	4,141	-	117,299	23,653	140,952
Disposals	(10,676)	(116)	-	(10,792)	(1)	(10,793)
Transfers	-	1,979	6,943	8,922	(8,922)	-
(-) Depreciation / amortization	-	(983)	(11,916)	(12,899)	-	(12,899)
Effect of conversion	19,879	710	36	20,625	5,607	26,232
Net book balance	425,079	32,252	49,474	506,805	50,347	557,152

At June 30, 2018
Total cost	425,079	39,925	145,397	610,401	50,347	660,748
Accumulated depreciation	-	(7,673)	(95,923)	(103,596)	-	(103,596)
Net book balance	425,079	32,252	49,474	506,805	50,347	557,152

Annual depreciation rates (weighted average) - %		4-20	10-20

	Land – Farms	Buildings and improvements	Opening of area	Total in operation	Construction in progress	2019

Opening balance	425,079	32,252	49,474	506,805	50,347	557,152
Acquisitions	718	92	408	1,218	26,993	28,211
Disposals	(14,416)	(2,098)	(10,662)	(27,176)	(765)	(27,941)
Transfers	-	10,641	45,726	56,367	(56,297)	70
(-) Depreciation / amortization	-	(1,268)	(6,373)	(7,641)	-	(7,641)
Effect of conversion	(820)	39	259	(522)	(612)	(1,134)

Net book balance	410,561	39,658	78,832	529,051	19,666	548,717

At June 30, 2019
Total cost	410,561	48,599	181,128	640,288	19,666	659,954
Accumulated depreciation	-	(8,941)	(102,296)	(111,237)	-	(111,237)
Net book balance	410,561	39,658	78,832	529,051	19,666	548,717

Annual depreciation rates (weighted average) - %		4-20	10-20

Schedule of fair values of the investment properties
		Hectares				Fair value*		Book value**
Farm	State	2019	2018	Real estate	Acquisition	2019	2018	2019	2018

Jatobá	Bahia	18,073	30,981	Jaborandi Ltda	Mar-07	231,646	340,942	33,930	56,963
Alto Taquari	Mato Grosso	5,291	5,394	Mogno Ltda	Aug-07	174,580	158,726	35,247	35,962
Araucária	Goiás	5,534	5,534	Araucária Ltda	Apr-07	163,008	137,796	44,672	43,198
Chaparral	Bahia	37,182	37,182	Cajueiro Ltda	Nov-07	373,014	312,256	87,909	82,038
Nova Buriti	Minas Gerais	24,212	24,212	Flamboyant Ltda	Dec-07	35,822	32,145	23,466	23,116
Preferência	Bahia	17,799	17,799	Cajueiro Ltda	Sep-08	65,172	58,171	27,385	27,735
São José	Maranhão	17,566	17,566	Ceibo Ltda	Feb-17	211,988	156,798	110,157	106,387
Moroti	Boquerón Paraguay	59,490	59,490	Agropecuaria Moroti S/A	Feb-18	216,018	188,946	164,190	166,477
		185,147	198,158			1,471,248	1,385,780	526,956	541,876

(*)	The fair value of the investment property on June 30, 2019 was R$1,471,248 (R$1,385,780 June 30, 2018). The fair value was determined based on a comparative market approach and was prepared by the Company's specialists. The comparable sales value of investment properties is adjusted considering the specific aspects of each property, where the price per hectare is the most relevant assumption. The fair value presented is considered as level 3 in the fair value hierarchy and there were no reclassifications among levels in the year.
(**)	At June 30, 2019 the book value of R$526,956 (R$541,876 at June 30, 2018) is not comparable to that disclosed in the "Investment properties" note, since the note contemplates investments made in certain partnerships (leased farms), which are not an integral part of the Company's portfolio of owned farms.